Significant Accounting Policies (Details) - Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Income From Fixed Payments And Variable Lease Income Abstract
Operating lease income from fixed payments	¥ 124,140	¥ 258,793	¥ 375,331
Variable operating lease income
Total	¥ 124,140	¥ 258,793	¥ 375,331